EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Software	Vehicles	Total
Cost
Balance at December 31, 2021	$54,110	$342,472	$4,352	$29,967	$36,033	$466,934
Additions	60,240	528,080	-	-	-	588,320
Disposals	(18,688)	(36,099)	(4,352)	(29,967)	-	(89,106)
Balance at December 31, 2022	95,662	834,453	-	-	36,033	966,148
Additions	15,602	99,127	-	-	19,876	134,605
Disposals	(8,658)	(75,437)	-	-	-	(84,095)
Balance at June 30, 2023	$102,606	$858,143	$-	$-	$55,909	$1,016,658

Accumulated depreciation
Balance at December 31, 2021	$25,291	$102,277	$4,352	$24,737	$13,234	$169,891
Charge for the year	32,627	433,855	-	-	3,435	469,917
Disposals	(15,920)	(33,342)	(4,352)	(24,737)	-	(78,351)
Balance at December 31, 2022	41,998	502,790	-	-	16,669	561,457
Charge for the period	8,868	43,751	-	-	3,402	56,021
Disposals	(3,150)	(50,866)	-	-	-	(54,016)
Balance at June 30, 2023	$47,716	$495,675	$-	$-	$20,071	$563,462

Net book value:
December 31, 2022	$53,664	$331,663	$-	$-	$19,364	$404,691
June 30, 2023	$54,890	$362,468	$-	$-	$35,838	$453,196